UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund

Fidelity® Series Emerging Markets Debt Local Currency Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Series Emerging Markets Debt Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Debt Local Currency Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series Emerging Markets Debt Fund

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2021

(excluding cash equivalents)	% of fund's net assets
Mexico	10.2
Turkey	6.1
Indonesia	4.3
Qatar	4.1
Ukraine	3.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos Mexicanos	7.6
Turkish Republic	5.7
Indonesian Republic	3.9
Ukraine Government	3.9
Arab Republic of Egypt	3.7
24.8

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Corporate Bonds	32.8%
Government Obligations	55.9%
Preferred Securities	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.5%

Fidelity® Series Emerging Markets Debt Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.8%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)		$3,547,000	$3,191,857
8.75% 4/4/24 (b)		8,268,000	7,348,185

TOTAL ARGENTINA			10,540,042

Azerbaijan - 1.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		8,201,000	9,794,536
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,655,000	1,749,438
6.95% 3/18/30 (Reg. S)		3,015,000	3,790,986

TOTAL AZERBAIJAN			15,334,960

Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,624,000	6,264,785
7.625% 11/7/24 (b)		5,235,000	5,829,827
8.375% 11/7/28 (b)		1,065,000	1,245,917

TOTAL BAHRAIN			13,340,529

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		3,445,000	3,376,100
Bermuda - 0.9%
GeoPark Ltd.:
5.5% 1/17/27 (b)		1,975,000	1,999,441
6.5% 9/21/24 (b)		2,205,000	2,275,009
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		2,970,000	3,211,313
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		2,755,000	2,781,689
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		3,800,000	3,871,013

TOTAL BERMUDA			14,138,465

Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		4,090,000	4,192,250
British Virgin Islands - 1.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		24,100,000	24,285,570
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		3,775,000	3,851,089

TOTAL BRITISH VIRGIN ISLANDS			28,136,659

Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		9,082,000	9,240,935
Cayman Islands - 2.0%
Baidu.com, Inc.:
1.72% 4/9/26		2,540,000	2,561,082
2.375% 10/9/30		1,395,000	1,393,518
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		1,075,000	1,156,969
3.875% 7/18/29 (Reg. S)		3,090,000	3,348,788
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		2,095,000	2,164,135
Meituan:
2.125% 10/28/25 (b)		4,740,000	4,685,917
3.05% 10/28/30 (b)		1,995,000	1,961,923
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		3,285,000	3,367,741
OEC Finance Ltd. 7.125% 12/26/46 pay-in-kind (b)		6,741,610	748,319
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)		3,305,000	3,453,725
Sparc Em Spc 0% 12/5/22 (b)		156,270	153,613
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		2,622,375	2,807,252
Wynn Macau Ltd. 5.5% 1/15/26 (b)		2,115,000	2,209,250

TOTAL CAYMAN ISLANDS			30,012,232

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		1,645,000	1,727,558
3.15% 1/15/51 (b)		1,140,000	1,101,810
3.7% 1/30/50 (b)		2,130,000	2,252,874
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,510,000	1,507,962
5.125% 1/15/28 (b)		3,598,000	3,747,497

TOTAL CHILE			10,337,701

Colombia - 0.2%
Oleoducto Central SA 4% 7/14/27 (b)		3,565,000	3,680,417
Georgia - 0.3%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,515,000	4,773,202
Silknet JSC 11% 4/2/24 (Reg. S)		250,000	273,672

TOTAL GEORGIA			5,046,874

Hong Kong - 0.3%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		3,615,000	3,759,148
Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		460,000	13,599
2.5% 6/26/28		460,000	53,993
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		2,205,000	2,565,104
PT Adaro Indonesia 4.25% 10/31/24 (b)		3,515,000	3,629,897

TOTAL INDONESIA			6,262,593

Ireland - 0.4%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,060,000	2,201,625
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		3,810,000	3,930,701

TOTAL IRELAND			6,132,326

Israel - 0.6%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		3,470,000	3,552,482
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		2,220,000	2,320,406
6.125% 6/30/25 (Reg. S) (b)		3,000,000	3,296,250

TOTAL ISRAEL			9,169,138

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		2,010,000	2,081,732
5.75% 4/19/47 (b)		1,010,000	1,254,925

TOTAL KAZAKHSTAN			3,336,657

Luxembourg - 1.4%
Adecoagro SA 6% 9/21/27 (b)		3,730,000	3,931,187
B2W Digital Lux SARL 4.375% 12/20/30 (b)		4,480,000	4,469,360
Guara Norte SARL 5.198% 6/15/34 (b)		2,995,985	3,100,844
Millicom International Cellular SA 4.5% 4/27/31 (b)		2,770,000	2,881,319
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		2,680,000	2,738,290
Usiminas International SARL 5.875% 7/18/26 (b)		3,475,000	3,762,122

TOTAL LUXEMBOURG			20,883,122

Malaysia - 0.4%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		3,610,000	3,602,304
Petronas Capital Ltd. 3.5% 4/21/30 (b)		1,730,000	1,893,727

TOTAL MALAYSIA			5,496,031

Mauritius - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)		3,305,000	3,508,051
Mexico - 8.0%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		130,000	135,549
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7748% 3/11/22 (c)(d)		2,958,000	2,983,143
3.5% 1/30/23		4,187,000	4,262,366
4.875% 1/24/22		4,315,000	4,391,322
4.875% 1/18/24		15,847,000	16,601,713
5.375% 3/13/22		1,590,000	1,626,968
6.5% 3/13/27		1,725,000	1,833,675
6.5% 6/2/41		2,587,000	2,319,892
6.625% 6/15/35		18,441,000	17,751,768
6.75% 9/21/47		10,407,000	9,132,143
6.875% 10/16/25 (b)		2,295,000	2,531,959
6.95% 1/28/60		9,575,000	8,461,906
7.69% 1/23/50		38,733,000	37,135,229
8.625% 2/1/22		3,212,000	3,335,461
8.625% 12/1/23 (c)		320,000	346,600
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		13,130,000	6,515,763

TOTAL MEXICO			119,365,457

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	776,160
Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)		2,045,000	2,068,006
4.5% 10/22/25 (b)		1,360,000	1,467,100

TOTAL MOROCCO			3,535,106

Netherlands - 1.7%
Embraer Netherlands Finance BV 5.05% 6/15/25		3,625,000	3,826,731
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)		4,125,000	4,284,328
8% 9/18/27 (b)		2,975,000	3,230,664
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		710,000	973,721
Metinvest BV 7.75% 4/23/23 (b)		2,354,000	2,514,166
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		15,783,000	4,335,393
Prosus NV:
3.68% 1/21/30 (b)		650,000	694,688
3.832% 2/8/51 (b)		1,590,000	1,470,750
4.027% 8/3/50 (b)		650,000	620,750
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		1,440,000	1,448,640
7.25% 4/26/23 (b)		1,375,000	1,491,743

TOTAL NETHERLANDS			24,891,574

Oman - 0.1%
Oman Oil Co. 5.125% 5/6/28 (b)		870,000	875,873
Panama - 0.2%
Cable Onda SA 4.5% 1/30/30 (b)		3,385,000	3,559,116
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		3,800,000	3,989,525
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)		855,000	887,597
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	5,485,000	1,425,084

TOTAL PERU			2,312,681

Qatar - 0.9%
Qatar Petroleum:
1.375% 9/12/26 (b)(f)		3,255,000	3,250,118
2.25% 7/12/31 (b)(f)		5,645,000	5,608,308
3.3% 7/12/51 (b)(f)		3,810,000	3,810,000

TOTAL QATAR			12,668,426

Saudi Arabia - 1.7%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		3,815,000	3,840,370
3.5% 4/16/29 (b)		14,389,000	15,565,301
4.25% 4/16/39 (b)		2,385,000	2,665,118
4.375% 4/16/49 (b)		2,321,000	2,666,249

TOTAL SAUDI ARABIA			24,737,038

Singapore - 0.1%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		2,060,000	2,183,600
South Africa - 0.5%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		7,377,000	7,703,432
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,585,000	3,567,075
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	242,418
Turkey - 0.4%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,928,000	1,973,790
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,837,000	3,901,270

TOTAL TURKEY			5,875,060

United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		670,000	764,554
ADES International Holding Ltd. 8.625% 4/24/24 (b)		3,015,000	3,112,988

TOTAL UNITED ARAB EMIRATES			3,877,542

United Kingdom - 1.6%
Antofagasta PLC 2.375% 10/14/30 (b)		4,840,000	4,651,240
Biz Finance PLC:
9.625% 4/27/22 (b)		1,562,833	1,613,918
9.75% 1/22/25 (b)		1,175,000	1,266,283
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		3,665,000	3,737,155
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		3,687,000	3,784,475
7.625% 11/8/26 (b)		1,235,000	1,276,141
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		807,200	845,189
Tullow Oil PLC 10.25% 5/15/26 (b)		6,370,000	6,676,079

TOTAL UNITED KINGDOM			23,850,480

United States of America - 2.5%
Azul Investments LLP:
5.875% 10/26/24 (b)		4,565,000	4,419,491
7.25% 6/15/26 (b)		1,600,000	1,568,000
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,735,640
DAE Funding LLC 1.55% 8/1/24 (b)		1,590,000	1,586,772
JBS U.S.A. Food Co.:
5.75% 1/15/28 (b)		3,420,000	3,658,442
7% 1/15/26 (b)		1,450,000	1,537,000
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		9,060,000	8,888,766
MercadoLibre, Inc. 2.375% 1/14/26		1,035,000	1,038,881
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,720,000	1,925,970
Sasol Financing U.S.A. LLC 4.375% 9/18/26		3,760,000	3,877,500
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,789,000	6,805,124

TOTAL UNITED STATES OF AMERICA			38,041,586

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		960,000	1,006,080
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		6,115,000	259,888
5.5% 4/12/37 (e)		3,475,000	139,000
6% 5/16/24 (b)(e)		8,980,000	359,200
6% 11/15/26 (b)(e)		15,840,000	673,200
9.75% 5/17/35 (b)(e)		12,585,000	503,400
12.75% 2/17/22 (b)(e)		3,065,000	122,600

TOTAL VENEZUELA			2,057,288

TOTAL NONCONVERTIBLE BONDS
(Cost $518,035,870)			491,039,747

Government Obligations - 55.9%
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		3,770,000	3,929,754
9.375% 5/8/48 (b)		2,020,000	2,110,016
9.5% 11/12/25 (b)		5,965,000	6,542,114

TOTAL ANGOLA			12,581,884

Argentina - 2.9%
Argentine Republic:
0.125% 7/9/30 (g)		52,879,632	18,957,348
0.125% 7/9/35 (g)		21,353,027	6,758,233
0.125% 1/9/38 (g)		10,211,997	3,834,605
1% 7/9/29		5,953,783	2,253,507
Province of Santa Fe 7% 3/23/23 (b)		4,225,000	3,956,977
Provincia de Cordoba:
5% 12/10/25 (b)(g)		7,540,408	5,793,390
5% 6/1/27 (b)(g)		3,097,152	2,092,126

TOTAL ARGENTINA			43,646,186

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		680,000	768,953
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		5,915,000	5,953,078
Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		3,045,000	3,006,557
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,090,000	3,658,243
5.75% 3/26/26 (b)	EUR	1,530,000	1,960,240

TOTAL BENIN			5,618,483

Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	524,114
3.375% 8/20/50 (b)		965,000	975,555
3.717% 1/25/27 (b)		620,000	676,304
4.75% 2/15/29 (b)		2,270,000	2,648,523

TOTAL BERMUDA			4,824,496

Brazil - 2.2%
Brazilian Federative Republic:
2.875% 6/6/25		1,525,000	1,567,700
3.75% 9/12/31		2,230,000	2,199,895
3.875% 6/12/30		7,250,000	7,321,594
4.75% 1/14/50		1,540,000	1,496,014
5.625% 1/7/41		4,146,000	4,501,779
5.625% 2/21/47		2,183,000	2,377,833
7.125% 1/20/37		3,415,000	4,338,758
8.25% 1/20/34		6,754,000	9,378,773

TOTAL BRAZIL			33,182,346

Cameroon - 0.3%
Cameroon Republic 0% 7/7/32 (b)	EUR	3,570,000	4,233,128
Chile - 0.1%
Chilean Republic 3.86% 6/21/47		1,170,000	1,287,585
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		2,535,000	2,443,943
Colombia - 1.4%
Colombian Republic:
3% 1/30/30		3,385,000	3,308,414
3.125% 4/15/31		4,300,000	4,200,025
3.25% 4/22/32		3,665,000	3,582,538
3.875% 4/25/27		1,025,000	1,088,934
3.875% 2/15/61		1,490,000	1,330,570
4.125% 5/15/51		1,315,000	1,245,798
5% 6/15/45		3,540,000	3,753,064
6.125% 1/18/41		1,475,000	1,745,847
7.375% 9/18/37		845,000	1,110,805

TOTAL COLOMBIA			21,365,995

Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,844,502
6.125% 2/19/31 (b)		2,535,000	2,680,446
7% 4/4/44 (b)		305,000	315,160

TOTAL COSTA RICA			4,840,108

Dominican Republic - 2.6%
Dominican Republic:
4.875% 9/23/32 (b)		6,360,000	6,550,800
5.875% 1/30/60 (b)		3,525,000	3,512,442
5.95% 1/25/27 (b)		4,186,000	4,709,250
6% 7/19/28 (b)		2,999,000	3,396,368
6.4% 6/5/49 (b)		1,662,000	1,789,039
6.5% 2/15/48 (b)		395,000	430,748
6.5% 2/15/48 (Reg. S)		1,450,000	1,581,225
6.85% 1/27/45 (b)		4,046,000	4,575,267
6.875% 1/29/26 (b)		4,946,000	5,724,377
7.45% 4/30/44 (b)		6,031,000	7,259,062

TOTAL DOMINICAN REPUBLIC			39,528,578

Ecuador - 0.7%
Ecuador Republic:
0.5% 7/31/30 (b)(g)		6,690,000	5,736,675
0.5% 7/31/35 (b)(g)		5,940,000	4,068,900

TOTAL ECUADOR			9,805,575

Egypt - 3.7%
Arab Republic of Egypt:
yield at date of purchase 12.451% to 13.2498% 7/6/21 to 11/23/21	EGP	110,500,000	6,850,926
5.875% 2/16/31 (b)		2,625,000	2,538,867
7.0529% 1/15/32 (b)		830,000	848,571
7.5% 1/31/27 (b)		20,406,000	22,903,184
7.6003% 3/1/29 (b)		9,841,000	10,802,343
7.903% 2/21/48 (b)		2,940,000	2,902,883
8.5% 1/31/47 (b)		7,939,000	8,267,972
8.7002% 3/1/49 (b)		820,000	864,998

TOTAL EGYPT			55,979,744

El Salvador - 0.6%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	392,588
7.1246% 1/20/50 (b)		3,292,000	2,806,430
7.625% 2/1/41 (b)		1,035,000	915,975
7.65% 6/15/35 (b)		2,305,000	2,103,313
7.75% 1/24/23 (b)		3,280,000	3,239,000

TOTAL EL SALVADOR			9,457,306

Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (b)		5,290,000	5,621,617
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,957,814
Ghana - 0.8%
Ghana Republic:
7.75% 4/7/29 (b)		3,335,000	3,404,827
8.125% 1/18/26 (b)		5,098,076	5,463,863
10.75% 10/14/30 (b)		2,125,000	2,679,891

TOTAL GHANA			11,548,581

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	543,443
5.375% 4/24/32 (b)		2,015,000	2,323,925
6.125% 6/1/50 (b)		1,355,000	1,647,003

TOTAL GUATEMALA			4,514,371

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		1,205,000	1,259,828
Indonesia - 3.9%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,946,138
4.1% 4/24/28		5,340,000	6,031,864
5.125% 1/15/45 (b)		3,353,000	4,147,871
5.25% 1/17/42 (b)		3,000,000	3,738,375
5.95% 1/8/46 (b)		2,100,000	2,887,238
6.625% 2/17/37 (b)		3,549,000	4,888,304
6.75% 1/15/44 (b)		5,105,000	7,535,618
7.75% 1/17/38 (b)		8,743,000	13,222,695
8.5% 10/12/35 (b)		8,199,000	13,112,251

TOTAL INDONESIA			58,510,354

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,563,875	3,443,149
Israel - 0.2%
Israeli State 3.375% 1/15/50		3,230,000	3,450,480
Ivory Coast - 0.6%
Ivory Coast:
4.875% 1/30/32 (b)	EUR	1,015,000	1,200,377
5.875% 10/17/31 (b)	EUR	3,125,000	3,985,232
6.125% 6/15/33 (b)		950,000	1,002,725
6.375% 3/3/28 (b)		3,135,000	3,446,149

TOTAL IVORY COAST			9,634,483

Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		1,725,000	2,018,034
7.875% 7/28/45		1,685,000	2,354,261

TOTAL JAMAICA			4,372,295

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,325,072
6.125% 1/29/26 (b)		1,900,000	2,060,075

TOTAL JORDAN			6,385,147

Kenya - 0.7%
Republic of Kenya:
6.875% 6/24/24 (b)		3,015,000	3,312,354
7% 5/22/27 (b)		4,690,000	5,146,689
7.25% 2/28/28 (b)		1,955,000	2,156,365

TOTAL KENYA			10,615,408

Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (e)		5,875,000	722,625
6% 1/27/23 (e)		1,587,000	197,681
6.1% 10/4/22 (e)		685,000	85,325
6.375% 12/31/49 (e)		7,072,000	869,856

TOTAL LEBANON			1,875,487

Mexico - 1.9%
United Mexican States:
3.25% 4/16/30		4,960,000	5,119,030
3.75% 1/11/28		3,415,000	3,729,393
4.5% 4/22/29		2,040,000	2,306,858
4.75% 4/27/32		970,000	1,110,529
5.75% 10/12/2110		3,295,000	3,928,876
6.05% 1/11/40		10,222,000	12,824,138

TOTAL MEXICO			29,018,824

Mongolia - 0.3%
Mongolia Government:
3.5% 7/7/27 (b)		1,055,000	1,032,252
5.125% 4/7/26 (b)		2,480,000	2,635,000

TOTAL MONGOLIA			3,667,252

Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,606,094
3% 12/15/32 (b)		690,000	665,850
4% 12/15/50 (b)		735,000	680,794
5.5% 12/11/42 (b)		920,000	1,043,798

TOTAL MOROCCO			5,996,536

Nigeria - 1.4%
Republic of Nigeria:
6.5% 11/28/27 (b)		3,892,000	4,118,952
7.143% 2/23/30 (b)		1,955,000	2,060,448
7.625% 11/21/25 (b)		12,623,000	14,226,910

TOTAL NIGERIA			20,406,310

Oman - 1.4%
Sultanate of Oman:
3.875% 3/8/22 (b)		670,000	675,779
4.125% 1/17/23 (b)		1,800,000	1,851,525
4.75% 6/15/26 (b)		3,347,000	3,464,773
4.875% 2/1/25 (b)		1,460,000	1,529,168
5.375% 3/8/27 (b)		2,516,000	2,651,707
5.625% 1/17/28 (b)		1,535,000	1,607,433
6% 8/1/29 (b)		2,650,000	2,821,091
6.25% 1/25/31 (b)		670,000	716,691
6.75% 1/17/48 (b)		5,980,000	5,943,746

TOTAL OMAN			21,261,913

Pakistan - 0.9%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,585,000	6,648,792
6.875% 12/5/27 (b)		1,500,000	1,554,656
8.25% 4/15/24 (b)		1,180,000	1,284,946
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		2,125,000	2,138,016
5.625% 12/5/22 (b)		1,005,000	1,033,140

TOTAL PAKISTAN			12,659,550

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		3,540,000	3,393,533
3.87% 7/23/60		1,390,000	1,417,192

TOTAL PANAMA			4,810,725

Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,266,503
4.95% 4/28/31 (b)		3,865,000	4,439,436
5.4% 3/30/50 (b)		1,950,000	2,275,772
5.6% 3/13/48 (b)		445,000	523,654

TOTAL PARAGUAY			8,505,365

Peru - 1.3%
Peruvian Republic:
2.783% 1/23/31		11,820,000	12,025,373
3.3% 3/11/41		3,120,000	3,155,880
3.55% 3/10/51		2,070,000	2,147,625
5.625% 11/18/50		890,000	1,225,308
7.35% 7/21/25		1,080,000	1,322,865

TOTAL PERU			19,877,051

Qatar - 3.2%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	14,494,658
4% 3/14/29 (b)		5,455,000	6,278,705
4.4% 4/16/50 (b)		5,585,000	6,799,738
4.5% 4/23/28 (b)		2,565,000	3,029,265
4.817% 3/14/49 (b)		10,449,000	13,448,516
5.103% 4/23/48 (b)		2,960,000	3,927,180

TOTAL QATAR			47,978,062

Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		8,211,000	8,515,320
4% 2/14/51 (b)		1,500,000	1,578,094

TOTAL ROMANIA			10,093,414

Russia - 3.1%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		3,800,000	4,239,613
4.375% 3/21/29(Reg. S)		4,600,000	5,181,900
5.1% 3/28/35 (b)		12,000,000	14,271,000
5.1% 3/28/35(Reg. S)		4,600,000	5,470,550
5.25% 6/23/47 (b)		3,600,000	4,527,675
5.25% 6/23/47(Reg. S)		4,000,000	5,030,750
5.625% 4/4/42 (b)		4,000,000	5,139,500
5.875% 9/16/43 (b)		1,850,000	2,464,894
5.875% 9/16/43 (Reg. S)		200,000	266,475

TOTAL RUSSIA			46,592,357

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		5,504,000	5,831,832
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,921,694
3.25% 10/22/30 (b)		2,385,000	2,567,453
3.625% 3/4/28 (b)		1,770,000	1,950,098
3.75% 1/21/55 (b)		3,755,000	3,968,096
4% 4/17/25 (b)		2,095,000	2,311,440
4.5% 10/26/46 (b)		2,301,000	2,703,675
4.5% 4/22/60 (b)		2,055,000	2,487,578
4.625% 10/4/47 (b)		3,040,000	3,636,600

TOTAL SAUDI ARABIA			23,546,634

Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	3,068,802
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,385,000	875,839
7.85% 3/14/29 (b)		2,568,000	1,624,742

TOTAL SRI LANKA			2,500,581

Turkey - 5.7%
Turkish Republic:
3.25% 3/23/23		15,450,000	15,423,928
4.25% 3/13/25		7,075,000	6,941,459
4.75% 1/26/26		3,015,000	2,965,064
4.875% 10/9/26		5,970,000	5,834,929
4.875% 4/16/43		4,735,000	3,768,172
5.125% 3/25/22		6,839,000	6,983,474
5.125% 6/22/26 (b)		1,715,000	1,712,749
5.125% 2/17/28		3,070,000	2,976,557
5.6% 11/14/24		3,295,000	3,379,023
5.75% 3/22/24		1,020,000	1,057,485
5.75% 5/11/47		6,710,000	5,736,211
5.95% 1/15/31		2,685,000	2,627,105
6% 1/14/41		4,622,000	4,167,889
6.25% 9/26/22		10,514,000	10,934,560
6.35% 8/10/24		1,615,000	1,690,501
6.375% 10/14/25		3,475,000	3,635,284
6.75% 5/30/40		3,112,000	3,038,674
7.25% 12/23/23		1,613,000	1,740,326
7.375% 2/5/25		841,000	908,963

TOTAL TURKEY			85,522,353

Ukraine - 3.9%
Ukraine Government:
1.258% 5/31/40 (b)(c)		1,300,000	1,537,088
6.876% 5/21/29 (b)		1,800,000	1,872,000
7.253% 3/15/33 (b)		3,445,000	3,582,369
7.375% 9/25/32 (b)		2,130,000	2,235,568
7.75% 9/1/21 (b)		14,873,000	15,015,223
7.75% 9/1/22 (b)		9,409,000	9,874,746
7.75% 9/1/23 (b)		10,435,000	11,243,713
7.75% 9/1/24 (b)		5,364,000	5,851,118
7.75% 9/1/25 (b)		1,750,000	1,916,250
7.75% 9/1/26 (b)		1,895,000	2,091,369
7.75% 9/1/27 (b)		1,344,000	1,476,972
9.75% 11/1/28 (b)		1,210,000	1,440,883

TOTAL UKRAINE			58,137,299

United Arab Emirates - 1.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,340,260
3.125% 4/16/30 (b)		5,190,000	5,637,313
3.125% 9/30/49 (b)		8,072,000	8,227,386
3.875% 4/16/50 (b)		2,990,000	3,451,208

TOTAL UNITED ARAB EMIRATES			20,656,167

Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		3,930,000	5,145,353
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,588,919
4.75% 2/20/24 (b)		1,110,000	1,179,583

TOTAL UZBEKISTAN			2,768,502

Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,915,000	2,791,500
11.95% 8/5/31 (Reg. S) (e)		17,015,000	1,722,769
12.75% 8/23/22 (e)		3,625,000	362,500

TOTAL VENEZUELA			4,876,769

Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		11,445,167	11,490,232
TOTAL GOVERNMENT OBLIGATIONS
(Cost $846,521,594)			837,124,842

Preferred Securities - 2.8%
Cayman Islands - 1.7%
Banco Do Brasil SA 6.25% (b)(c)(h)		1,650,000	1,710,471
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)		2,130,000	2,291,312
6.875% (b)(c)(h)		2,145,000	2,250,466
7.625% (b)(c)(h)		1,285,000	1,474,236
Cosan Overseas Ltd. 8.25% (h)		10,515,000	10,894,497
DP World Salaam 6% (Reg. S) (c)(h)		1,835,000	2,070,683
Itau Unibanco Holding SA 6.125% (b)(c)(h)		3,575,000	3,630,528
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (b)		15,123,224	151,232
OEC Finance Ltd. 7.5% pay-in-kind (b)(h)		6,200,017	709,683

TOTAL CAYMAN ISLANDS			25,183,108

Ireland - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		4,735,000	4,891,319
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		4,530,000	4,774,152

TOTAL IRELAND			9,665,471

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(h)		3,625,000	3,746,449
United Arab Emirates - 0.2%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(h)		3,255,000	3,562,047
TOTAL PREFERRED SECURITIES
(Cost $47,493,564)			42,157,075
		Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.06% (i)
(Cost $132,629,212)		132,607,255	132,633,776
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,544,680,240)			1,502,955,440
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(5,452,583)
NET ASSETS - 100%			$1,497,502,857

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PEN – Peruvian new sol

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,797,321 or 58.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,024
Total	$44,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$119,964,712	$683,827,672	$671,158,537	$(71)	$--	$132,633,776	0.2%
Total	$119,964,712	$683,827,672	$671,158,537	$(71)	$--	$132,633,776

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$491,039,747	$--	$491,039,747	$--
Government Obligations	837,124,842	--	837,124,842	--
Preferred Securities	42,157,075	--	42,157,075	--
Money Market Funds	132,633,776	132,633,776	--	--
Total Investments in Securities:	$1,502,955,440	$132,633,776	$1,370,321,664	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	12.3%
BBB	12.4%
BB	25.4%
B	27.0%
CCC,CC,C	7.0%
D	0.1%
Not Rated	8.2%
Short-Term Investments and Net Other Assets	7.6%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,412,051,028)	$1,370,321,664
Fidelity Central Funds (cost $132,629,212)	132,633,776
Total Investment in Securities (cost $1,544,680,240)		$1,502,955,440
Cash		155,700
Foreign currency held at value (cost $1,249)		1,247
Receivable for investments sold		14,905,171
Receivable for fund shares sold		513,719
Interest receivable		19,879,108
Distributions receivable from Fidelity Central Funds		4,781
Total assets		1,538,415,166
Liabilities
Payable for investments purchased
Regular delivery	$8,979,462
Delayed delivery	12,646,901
Payable for fund shares redeemed	19,268,727
Other payables and accrued expenses	17,219
Total liabilities		40,912,309
Net Assets		$1,497,502,857
Net Assets consist of:
Paid in capital		$1,606,999,845
Total accumulated earnings (loss)		(109,496,988)
Net Assets		$1,497,502,857
Net Asset Value, offering price and redemption price per share ($1,497,502,857 ÷ 160,623,038 shares)		$9.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$1,086,276
Interest		34,397,601
Income from Fidelity Central Funds		44,024
Income before foreign taxes withheld		35,527,901
Less foreign taxes withheld		(36,254)
Total income		35,491,647
Expenses
Custodian fees and expenses	$20,935
Independent trustees' fees and expenses	2,443
Total expenses before reductions	23,378
Expense reductions	(169)
Total expenses after reductions		23,209
Net investment income (loss)		35,468,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,207,008)
Fidelity Central Funds	(71)
Foreign currency transactions	(159,046)
Total net realized gain (loss)		(5,366,125)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(30,109,271)
Assets and liabilities in foreign currencies	(14,776)
Total change in net unrealized appreciation (depreciation)		(30,124,047)
Net gain (loss)		(35,490,172)
Net increase (decrease) in net assets resulting from operations		$(21,734)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,468,438	$78,911,021
Net realized gain (loss)	(5,366,125)	(56,549,670)
Change in net unrealized appreciation (depreciation)	(30,124,047)	38,852,203
Net increase (decrease) in net assets resulting from operations	(21,734)	61,213,554
Distributions to shareholders	(31,696,405)	(72,323,958)
Share transactions
Proceeds from sales of shares	200,351,604	104,554,301
Reinvestment of distributions	31,678,978	72,323,579
Cost of shares redeemed	(159,051,089)	(173,467,243)
Net increase (decrease) in net assets resulting from share transactions	72,979,493	3,410,637
Total increase (decrease) in net assets	41,261,354	(7,699,767)
Net Assets
Beginning of period	1,456,241,503	1,463,941,270
End of period	$1,497,502,857	$1,456,241,503
Other Information
Shares
Sold	21,609,242	11,789,537
Issued in reinvestment of distributions	3,421,107	8,027,161
Redeemed	(17,071,496)	(19,697,926)
Net increase (decrease)	7,958,853	118,772

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.60	$9.22	$10.25	$9.96	$9.16
Income from Investment Operations
Net investment income (loss)A	.225	.519	.604	.576	.672	.693
Net realized and unrealized gain (loss)	(.243)	(.103)	.341	(1.045)	.369	.719
Total from investment operations	(.018)	.416	.945	(.469)	1.041	1.412
Distributions from net investment income	(.202)	(.476)	(.565)	(.561)	(.709)	(.612)
Distributions from net realized gain	–	–	–	–	(.042)	–
Total distributions	(.202)	(.476)	(.565)	(.561)	(.751)	(.612)
Net asset value, end of period	$9.32	$9.54	$9.60	$9.22	$10.25	$9.96
Total ReturnB,C	(.16)%	4.75%	10.46%	(4.66)%	10.66%	15.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.32%	.82%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.32%	.81%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.32%	.81%
Net investment income (loss)	4.89%F	5.73%	6.35%	5.95%	6.53%	7.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497,503	$1,456,242	$1,463,941	$1,254,003	$1,366,805	$529,354
Portfolio turnover rateH	35%F	84%	61%I	43%	57%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Local Currency Fund

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2021

(excluding cash equivalents)	% of fund's net assets
China	12.3
Brazil	9.9
Indonesia	9.6
Mexico	8.4
South Africa	8.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Peoples Republic of China	12.3
Indonesian Republic	9.6
United Mexican States	8.4
South African Republic	8.2
Brazil Letras Do Tesouro Nacio	5.6
44.1

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Government Obligations	89.5%
Supranational Obligations	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	9.8%

Fidelity® Series Emerging Markets Debt Local Currency Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 89.5%
		Principal Amount(a)	Value
Brazil - 9.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 4.4699% to 6.2765% 7/1/22 to 1/1/24	BRL	$153,250,000	$26,870,143
Brazilian Federative Republic:
10% 1/1/23	BRL	23,500,000	4,904,889
10% 1/1/25	BRL	16,500,000	3,500,876
10% 1/1/27	BRL	50,000,000	10,655,837
10% 1/1/31	BRL	8,500,000	1,801,345

TOTAL BRAZIL			47,733,090

Chile - 2.3%
Bonos de La Tesoreria de La Republica de Chile:
4.5% 3/1/26	CLP	5,125,000,000	7,273,618
5% 3/1/35	CLP	2,725,000,000	3,716,538

TOTAL CHILE			10,990,156

China - 12.3%
Peoples Republic of China:
2.36% 7/2/23	CNY	97,000,000	14,917,761
2.68% 5/21/30	CNY	56,000,000	8,336,513
2.88% 11/5/23	CNY	123,750,000	19,234,690
3.28% 12/3/27	CNY	100,500,000	15,764,002
3.81% 9/14/50	CNY	7,750,000	1,227,019

TOTAL CHINA			59,479,985

Colombia - 4.1%
Colombian Republic 7.5% 8/26/26	COP	13,400,000,000	3,772,209
Titulos de Tesoreria B:
5.75% 11/3/27	COP	37,850,000,000	9,642,925
7% 6/30/32	COP	24,250,000,000	6,280,769

TOTAL COLOMBIA			19,695,903

Czech Republic - 2.6%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	121,000,000	5,229,635
1.2% 3/13/31	CZK	45,000,000	1,976,291
2% 10/13/33	CZK	113,000,000	5,335,839

TOTAL CZECH REPUBLIC			12,541,765

Dominican Republic - 0.6%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,134,707
9.75% 6/5/26 (Reg. S)	DOP	40,000,000	786,917

TOTAL DOMINICAN REPUBLIC			2,921,624

Hungary - 3.2%
Hungarian Republic:
3% 10/27/38	HUF	210,000,000	688,048
3.25% 10/22/31	HUF	937,000,000	3,346,517
5.5% 6/24/25	HUF	675,000,000	2,586,036
6.75% 10/22/28	HUF	2,060,000,000	8,967,625

TOTAL HUNGARY			15,588,226

Indonesia - 9.6%
Indonesian Republic:
6.5% 6/15/25	IDR	51,000,000,000	3,684,310
8.125% 5/15/24	IDR	106,750,000,000	8,017,293
8.25% 5/15/29	IDR	102,000,000,000	7,818,828
8.25% 5/15/36	IDR	114,500,000,000	8,646,724
8.375% 9/15/26	IDR	120,750,000,000	9,331,060
8.375% 3/15/34	IDR	113,000,000,000	8,591,897

TOTAL INDONESIA			46,090,112

Malaysia - 4.9%
Malaysian Government:
3.828% 7/5/34	MYR	18,250,000	4,378,628
3.885% 8/15/29	MYR	36,000,000	9,107,580
3.899% 11/16/27	MYR	17,500,000	4,441,890
4.059% 9/30/24	MYR	9,500,000	2,406,178
4.065% 6/15/50	MYR	9,500,000	2,199,085
4.762% 4/7/37	MYR	4,000,000	1,040,236

TOTAL MALAYSIA			23,573,597

Mexico - 8.4%
United Mexican States:
5.75% 3/5/26	MXN	255,000,000	12,456,419
6.75% 3/9/23	MXN	124,000,000	6,341,050
7.75% 11/23/34	MXN	149,250,000	7,891,985
7.75% 11/13/42	MXN	141,750,000	7,288,740
8% 12/7/23	MXN	72,000,000	3,789,129
8.5% 5/31/29	MXN	53,000,000	2,925,482

TOTAL MEXICO			40,692,805

Peru - 2.0%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	17,500,000	4,296,225
6.35% 8/12/28	PEN	6,500,000	1,885,866
6.95% 8/12/31	PEN	11,500,000	3,350,314

TOTAL PERU			9,532,405

Philippines - 0.3%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	617,864
6.25% 1/14/36	PHP	30,000,000	728,854

TOTAL PHILIPPINES			1,346,718

Poland - 4.1%
Polish Government:
1.25% 10/25/30	PLN	6,000,000	1,523,556
2.25% 10/25/24	PLN	5,700,000	1,568,778
2.5% 7/25/26	PLN	47,000,000	13,071,621
2.75% 10/25/29	PLN	12,000,000	3,447,238

TOTAL POLAND			19,611,193

Romania - 4.3%
Romanian Republic:
3.4% 3/8/22	RON	19,100,000	4,642,449
3.65% 9/24/31	RON	3,500,000	850,711
4.75% 2/24/25	RON	58,250,000	15,039,991

TOTAL ROMANIA			20,533,151

Russia - 4.7%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	975,000,000	13,404,533
7.7% 3/16/39	RUB	213,500,000	3,087,071
8.5% 9/17/31	RUB	425,500,000	6,410,401

TOTAL RUSSIA			22,902,005

South Africa - 8.2%
South African Republic:
6.5% 2/28/41	ZAR	107,000,000	5,036,404
8% 1/31/30	ZAR	95,500,000	6,343,092
8.75% 2/28/48	ZAR	83,000,000	4,913,495
8.875% 2/28/35	ZAR	172,500,000	10,962,312
10.5% 12/21/26	ZAR	155,250,000	12,350,425

TOTAL SOUTH AFRICA			39,605,728

Thailand - 4.6%
Kingdom of Thailand:
1.6% 6/17/35	THB	183,750,000	5,329,245
3.3% 6/17/38	THB	268,750,000	9,401,941
4.875% 6/22/29	THB	194,250,000	7,510,560

TOTAL THAILAND			22,241,746

Turkey - 2.4%
Turkish Republic:
8% 3/12/25	TRY	46,000,000	3,949,235
9.2% 9/22/21	TRY	26,250,000	2,948,574
11% 2/24/27	TRY	42,500,000	3,765,900
12.4% 3/8/28	TRY	7,750,000	729,003

TOTAL TURKEY			11,392,712

Uruguay - 1.0%
Uruguay Republic:
8.5% 3/15/28 (Reg. S)	UYU	102,000,000	2,417,889
9.875% 6/20/22	UYU	99,000,000	2,329,248

TOTAL URUGUAY			4,747,137

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $429,799,228)			431,220,058

Supranational Obligations - 0.7%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S) (b)	PHP	57,900,000	1,185,018
International Finance Corp. 5.85% 11/25/22	INR	175,000,000	2,383,850
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,611,855)			3,568,868
		Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund 0.06% (c)
(Cost $45,320,351)		45,311,289	45,320,351
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $478,731,434)			480,109,277
NET OTHER ASSETS (LIABILITIES) - 0.4%			1,819,704
NET ASSETS - 100%			$481,928,981

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
PEN	3,125,791	USD	803,501	JPMorgan Chase Bank, N.A.	7/2/21	$8,372
BRL	28,783,000	USD	5,682,164	State Street Bank And Tr Co	8/26/21	65,819
COP	1,494,600,000	USD	398,348	BNP Paribas	8/26/21	(1,173)
COP	9,195,800,000	USD	2,460,415	Citibank NA	8/26/21	(16,723)
CZK	189,036,000	USD	8,823,303	BNP Paribas	8/26/21	(36,870)
EGP	113,528,000	USD	7,124,443	Citibank NA	8/26/21	108,943
HUF	864,828,000	USD	2,910,405	Goldman Sachs Bank USA	8/26/21	5,198
IDR	57,195,100,000	USD	3,940,685	State Street Bank And Tr Co	8/26/21	(14,241)
INR	91,762,000	USD	1,227,520	State Street Bank And Tr Co	8/26/21	(1,074)
KZT	1,049,570,000	USD	2,420,707	BNP Paribas	8/26/21	38,080
MXN	58,041,000	USD	2,788,618	BNP Paribas	8/26/21	102,818
MXN	25,669,000	USD	1,285,880	Bank Of America NA	8/26/21	(7,124)
MYR	21,510,000	USD	5,185,007	Goldman Sachs Bank USA	8/26/21	(15,886)
MYR	10,687,000	USD	2,572,391	Goldman Sachs Bank USA	8/26/21	(4,172)
PEN	6,608,000	USD	1,675,032	State Street Bank And Tr Co	8/26/21	41,287
PHP	59,748,000	USD	1,228,372	BNP Paribas	8/26/21	(7,713)
PLN	43,735,000	USD	11,503,810	BNP Paribas	8/26/21	(31,627)
PLN	10,525,000	USD	2,767,156	Bank Of America NA	8/26/21	(6,330)
RUB	100,545,000	USD	1,377,329	Citibank NA	8/26/21	(14,063)
RUB	957,560,000	USD	12,980,784	JPMorgan Chase Bank	8/26/21	2,542
THB	402,680,000	USD	12,688,030	JPMorgan Chase Bank	8/26/21	(131,101)
TRY	2,360,000	USD	264,132	HSBC Bank USA	8/26/21	(719)
USD	1,230,278	BRL	6,160,000	Bank Of America NA	8/26/21	122
USD	3,718,863	BRL	18,453,000	Citibank NA	8/26/21	33,788
USD	3,863,596	BRL	19,595,000	Goldman Sachs Bank USA	8/26/21	(49,537)
USD	5,539,285	BRL	27,954,000	Goldman Sachs Bank USA	8/26/21	(43,146)
USD	1,811,429	CLP	1,354,768,000	State Street Bank And Tr Co	8/26/21	(30,627)
USD	1,163,599	COP	4,393,400,000	State Street Bank And Tr Co	8/26/21	(3,903)
USD	1,067,068	HUF	314,919,000	Goldman Sachs Bank USA	8/26/21	5,378
USD	1,234,087	HUF	364,814,000	State Street Bank And Tr Co	8/26/21	4,186
USD	767,177	IDR	11,233,000,000	JPMorgan Chase Bank	8/26/21	(3,969)
USD	3,076,163	MXN	61,585,000	JPMorgan Chase Bank	8/26/21	8,175
USD	778,323	PEN	3,016,000	Citibank NA	8/26/21	(5,034)
USD	695,640	PHP	34,062,000	State Street Bank And Tr Co	8/26/21	(251)
USD	969,555	RON	4,033,000	Brown Brothers Harriman & Co.	8/26/21	(1,001)
USD	317,305	RUB	23,367,000	BNP Paribas	8/26/21	478
USD	1,247,432	RUB	91,680,000	State Street Bank And Tr Co	8/26/21	4,365
USD	1,279,552	TRY	11,508,000	Bank Of America NA	8/26/21	(4,921)
USD	1,620,604	TRY	14,683,000	JPMorgan Chase Bank	8/26/21	(18,248)
ZAR	10,759,000	USD	749,544	HSBC Bank USA	8/26/21	(1,431)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(21,333)
					Unrealized Appreciation	429,551
					Unrealized Depreciation	(450,884)

For the period, the average contract value for forward foreign currency contracts was $227,555,196. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech Koruna

DOP – Dominican Republic peso

EGP – Egyptian pound

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

KZT – Kazakhstani tenge

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty (new)

RON – Romanian leu (new)

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

USD – U.S. dollar

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Level 3 security

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,655
Total	$14,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$68,228,613	$128,764,478	$151,674,845	$2,105	$--	$45,320,351	0.1%
Total	$68,228,613	$128,764,478	$151,674,845	$2,105	$--	$45,320,351

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$431,220,058	$--	$431,220,058	$--
Supranational Obligations	3,568,868	--	2,383,850	1,185,018
Money Market Funds	45,320,351	45,320,351	--	--
Total Investments in Securities:	$480,109,277	$45,320,351	$433,603,908	$1,185,018
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$429,551	$--	$429,551	$--
Total Assets	$429,551	$--	$429,551	$--
Liabilities
Forward Foreign Currency Contracts	$(450,884)	$--	$(450,884)	$--
Total Liabilities	$(450,884)	$--	$(450,884)	$--
Total Derivative Instruments	$(21,333)	$--	$(21,333)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$429,551	$(450,884)
Total Foreign Exchange Risk	429,551	(450,884)
Total Value of Derivatives	$429,551	$(450,884)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	8.8%
BBB	17.5%
BB	12.7%
Not Rated	51.2%
Short-Term Investments and Net Other Assets	9.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Local Currency Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $433,411,083)	$434,788,926
Fidelity Central Funds (cost $45,320,351)	45,320,351
Total Investment in Securities (cost $478,731,434)		$480,109,277
Segregated cash with brokers for derivative instruments		200,000
Unrealized appreciation on forward foreign currency contracts		429,551
Receivable for fund shares sold		679,884
Interest receivable		8,020,252
Distributions receivable from Fidelity Central Funds		1,683
Receivable from investment adviser for expense reductions		10,709
Total assets		489,451,356
Liabilities
Payable to custodian bank	$1,271,395
Payable for investments purchased	794,244
Unrealized depreciation on forward foreign currency contracts	450,884
Payable for fund shares redeemed	4,931,469
Other payables and accrued expenses	74,383
Total liabilities		7,522,375
Net Assets		$481,928,981
Net Assets consist of:
Paid in capital		$470,445,673
Total accumulated earnings (loss)		11,483,308
Net Assets		$481,928,981
Net Asset Value, offering price and redemption price per share ($481,928,981 ÷ 46,460,724 shares)		$10.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$10,308,038
Income from Fidelity Central Funds		14,655
Income before foreign taxes withheld		10,322,693
Less foreign taxes withheld		(265,777)
Total income		10,056,916
Expenses
Custodian fees and expenses	$88,128
Independent trustees' fees and expenses	792
Total expenses before reductions	88,920
Expense reductions	(81,010)
Total expenses after reductions		7,910
Net investment income (loss)		10,049,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $49,850)	731,586
Fidelity Central Funds	2,105
Forward foreign currency contracts	455,602
Foreign currency transactions	(229,719)
Futures contracts	1,857
Total net realized gain (loss)		961,431
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,630,392)
Forward foreign currency contracts	99,341
Assets and liabilities in foreign currencies	(258,491)
Total change in net unrealized appreciation (depreciation)		(26,789,542)
Net gain (loss)		(25,828,111)
Net increase (decrease) in net assets resulting from operations		$(15,779,105)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	For the period October 30, 2020 (commencement of operations) to December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,049,006	$2,844,777
Net realized gain (loss)	961,431	3,072,685
Change in net unrealized appreciation (depreciation)	(26,789,542)	28,156,694
Net increase (decrease) in net assets resulting from operations	(15,779,105)	34,074,156
Distributions to shareholders	(3,976,365)	(2,835,380)
Share transactions
Proceeds from sales of shares	46,731,884	463,346,142
Reinvestment of distributions	3,976,365	2,835,370
Cost of shares redeemed	(41,772,233)	(4,671,853)
Net increase (decrease) in net assets resulting from share transactions	8,936,016	461,509,659
Total increase (decrease) in net assets	(10,819,454)	492,748,435
Net Assets
Beginning of period	492,748,435	–
End of period	$481,928,981	$492,748,435
Other Information
Shares
Sold	4,516,761	45,757,077
Issued in reinvestment of distributions	371,276	264,740
Redeemed	(4,010,082)	(439,048)
Net increase (decrease)	877,955	45,582,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Local Currency Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.217	.067
Net realized and unrealized gain (loss)	(.570)	.806
Total from investment operations	(.353)	.873
Distributions from net investment income	(.082)	(.063)
Distributions from net realized gain	(.005)	–
Total distributions	(.087)	(.063)
Net asset value, end of period	$10.37	$10.81
Total ReturnC,D	(3.29)%	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	4.20%G	3.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$481,929	$492,748
Portfolio turnover rateI	70%G	17%J

 A For the period October 30, 2020 (commencement of operations) to December 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund are non-diversified funds of Fidelity Hastings Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Debt Fund	$1,534,020,608	$73,050,975	$(104,116,143)	$(31,065,168)
Fidelity Series Emerging Markets Debt Local Currency Fund	477,749,418	12,215,534	(9,877,008)	2,338,526

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Debt Fund	$(9,231,004)	$(63,399,665)	$(72,630,669)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fidelity Series Emerging Markets Debt Local Currency Fund (the Fund) used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	350,819,895	227,420,276
Fidelity Series Emerging Markets Debt Local Currency Fund	189,051,373	145,662,309

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	$80,895

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Debt Fund	$169
Fidelity Series Emerging Markets Debt Local Currency Fund	115

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Series Emerging Markets Debt Fund	- %-C
Actual		$1,000.00	$998.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Emerging Markets Debt Local Currency Fund	- %-C
Actual		$1,000.00	$967.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, and considered Fidelity Series Emerging Markets Debt Fund's underperformance for different time periods ended December 31, 2020. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that the funds are designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in each fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2024.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SED-SANN-0821
1.924253.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021